UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21403

Name of Fund:         Western Asset/Claymore U.S. Treasury Inflation
                      Protected Securities Fund
Fund Address:         100 Light Street
                      Baltimore, MD  21202

Name and address of agent for service:   Richard M. Wachterman, Esq.
                                         Legg Mason Wood Walker, Incorporated
                                         100 Light Street
                                         Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  12/31/2004

Date of reporting period:  9/30/2004

Item 1 - Schedule of Investments

Portfolio of Investments

Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund September 30, 2004 (Unaudited)
(Amounts in Thousands)

                                                                                Maturity
                                                                   Rate           Date             Par             Value
---------------------------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 148.4%

Corporate Bonds and Notes -- 20.7%
Aerospace/Defense -- 0.3%
  The Boeing Company                                                6.125%      2/15/33          $  1,150       $    1,207
                                                                                                               --------------


Automotive -- 2.3%
  Ford Motor Company                                                7.450%      7/16/31             2,435            2,388
  Ford Motor Company                                                8.900%      1/15/32             2,175            2,440
  General Motors Corporation                                        8.375%      7/15/33             4,355            4,624
                                                                                                               --------------
                                                                                                                     9,452
                                                                                                               --------------

Banking and Finance -- 0.3%
  Fuji Co., Ltd.                                                    9.870%      12/31/49            1,025            1,203 /A/
                                                                                                               --------------


Cable -- 0.5%
  Comcast Corporation                                               6.500%      1/15/15             1,900            2,052
                                                                                                               --------------


Chemicals -- 0.7%
  The Dow Chemical Company                                          7.375%      11/1/29             2,435            2,827
                                                                                                               --------------


Computer Services and Systems -- 1.0%
  Electronic Data Systems Corporation                               7.450%      10/15/29            4,225            4,229
                                                                                                               --------------


Electric -- 1.9%
  Dominion Resources, Inc.                                          6.250%      6/30/12             1,665            1,808
  FirstEnergy Corp.                                                 7.375%      11/15/31            5,375            6,037
                                                                                                               --------------
                                                                                                                     7,845
                                                                                                               --------------

Energy -- 1.4%
  CenterPoint Energy, Inc.                                          6.850%       6/1/15               510              551
  Duke Energy Corporation                                           6.450%      10/15/32            1,150            1,212
  Pacific Gas and Electric Company                                  6.050%       3/1/34             4,000            4,071
                                                                                                               --------------
                                                                                                                     5,834
                                                                                                               --------------

Environmental Services -- 1.4%
  Waste Management, Inc.                                            7.750%      5/15/32             4,995            6,058
                                                                                                               --------------


Food, Beverage and Tobacco -- 1.8%
  Altria Group, Inc.                                                7.750%      1/15/27             3,455            3,650
  Kraft Foods Inc.                                                  6.500%      11/1/31             2,175            2,344
  Tyson Foods, Inc.                                                 7.000%      1/15/28             1,280            1,357
                                                                                                               --------------
                                                                                                                     7,351
                                                                                                               --------------

Media -- 1.5%
  AOL Time Warner Inc.                                              7.700%      5/1/32              3,500            4,070
  News America Incorporated                                         7.625%      11/30/28            1,790            2,092
                                                                                                               --------------
                                                                                                                     6,162
                                                                                                               --------------

Medical Care Facilities -- 0.9%
  HCA Inc.                                                          5.750%      3/15/14             4,000            3,965
                                                                                                               --------------


Oil and Gas -- 2.5%
  Amerada Hess Corporation                                          7.300%      8/15/31             3,000            3,270
  Amerada Hess Corporation                                          7.125%      3/15/33               895              961
  Conoco Inc.                                                       6.950%      4/15/29               900            1,038
  Devon Energy Corporation                                          7.950%      4/15/32             3,300            4,094
  Kinder Morgan Energy Partners, L.P.                               7.300%      8/15/33               900            1,014
                                                                                                               --------------
                                                                                                                    10,377
                                                                                                               --------------

Paper and Forest Products -- 0.5%
  Weyerhaeuser Company                                              7.375%      3/15/32             1,700            1,951
                                                                                                               --------------


Photo Equipment and Supplies -- 0.3%
  Eastman Kodak Company                                             7.250%      11/15/13            1,200            1,323
                                                                                                               --------------


Special Purpose -- 3.0%
  DaimlerChrysler NA Holding Corporation                            8.500%      1/18/31             3,840            4,694
  Sprint Capital Corporation                                        8.750%      3/15/32             4,610            5,851
  Verizon Global Funding Corp.                                      7.750%      6/15/32             1,665            1,999
                                                                                                               --------------
                                                                                                                    12,544
                                                                                                               --------------

Telecommunications (Cellular/Wireless) -- 0.4%
  AT&T Wireless Services Inc.                                       8.750%       3/1/31             1,410            1,851
                                                                                                               --------------


Total Corporate Bonds and Notes (Identified Cost -- $83,702)                                                         86,231
---------------------------------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations -- 122.2%
Fixed Rate Securities -- 8.4%
  United States Treasury Bonds                                      2.375%      1/15/25            33,662           35,068
                                                                                                               --------------


Indexed Securities/B/ -- 113.8%
  United States Treasury Inflation-Protected Security               3.000%      7/15/12            50,618           56,050
  United States Treasury Inflation-Protected Security               1.875%      7/15/13            57,066           58,035  /C/
  United States Treasury Inflation-Protected Security               2.000%      1/15/14           300,249          307,438
  United States Treasury Inflation-Protected Security               2.000%      7/15/14            50,242           51,357
                                                                                                               --------------
                                                                                                                   472,880
                                                                                                               --------------

Total U.S. Government and Agency Obligations (Identified Cost -- $498,598)                                          507,948
---------------------------------------------------------------------------------------------------------------------------------

Yankee Bonds/D/-- 5.5%
Foreign Governments -- 2.6%
  Russian Federation                                                5.000%      3/31/30            6,200              5,964
  United Mexican States                                            11.500%      5/15/26            3,300              4,967
                                                                                                               --------------
                                                                                                                     10,931
                                                                                                               --------------

Manufacturing (Diversified) -- 1.9%
  Tyco International Group SA                                       6.375%      10/15/11           3,455              3,821
  Tyco International Group SA                                       6.875%      1/15/29            3,715              4,163
                                                                                                               --------------
                                                                                                                      7,984
                                                                                                               --------------

Special Purpose -- 1.0%
  Deutsche Telekom International Finance BV                         8.750%      6/15/30            2,175              2,811
  UFJ Finance Aruba AEC                                             6.750%      7/15/13            1,025              1,137
                                                                                                               --------------
                                                                                                                      3,948
                                                                                                               --------------

Total Yankee Bonds (Identified Cost -- $22,079)                                                                      22,863
Total Long-Term Securities (Identified Cost -- $604,379)                                                            617,042
---------------------------------------------------------------------------------------------------------------------------------

Short-Term Securities -- 1.5%

Options Purchased -- 0.3%
  U.S. Treasury Notes Futures Call, December 2004, Strike Price $123.00         11/26/04             415 /E/             6
  U.S. Treasury Notes Futures Put, December 2004, Strike Price $111.00          11/26/04           2,200 /E/         1,169
                                                                                                               --------------
                                                                                                                     1,175
                                                                                                               --------------

Repurchase Agreements -- 1.2%
  Deutsche Bank AG
   1.85%, dated 9/30/04, to be repurchased at $4,895
   on 10/1/04 (Collateral:  $4,903 Fannie Mae notes,
   4.61%, due 10/10/13, value $5,101)                                                              4,895             4,895
                                                                                                               --------------

Total Short-Term Securities (Identified Cost -- $8,489)                                                              6,070
---------------------------------------------------------------------------------------------------------------------------------

Total Investments -- 149.9%  (Identified Cost -- $612,868)                                                         623,112
Other Assets Less Liabilities -- (0.6)%                                                                             (2,401)
Liquidation Value of Preferred Shares - (49.3)%                                                                   (205,000)
                                                                                                               --------------

Net Assets -- 100.0%                                                                                             $ 415,711

                                                                                         Actual           Appreciation/
                                                                   Expiration           Contracts        (Depreciation)
---------------------------------------------------------------------------------------------------------------------------

Futures Contracts Written
    U.S. Treasury Bond Futures                                 December 2004                15                    $ (17)
    U.S. Treasury Note Futures                                 December 2004               317                     (105)
                                                                                                         ----------------
                                                                                                                  $(122)
                                                                                                         ----------------

Options Written
    U.S Treasury Bond Futures Call, Strike Price $107          December 2004               315                    $(395)
    U.S Treasury Bond Futures Call, Strike Price $114          December 2004               300                       17
    U.S Treasury Note Futures Call, Strike Price $109          December 2004             1,033                     (263)
                                                                                                         ----------------
                                                                                                                  $(641)
                                                                                                         ----------------

---------------------------------------------------------------------------------------------------------------------------

/A/ Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. There securities represent 0.3% of net assets.
/B/ Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
/C/ Collateral to cover option and futures contracts.
/D/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities. /E/ Par shown represents actual number of contracts.

Security Valuation
Securities owned by the Fund for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting under their supervision. The factors considered in making such valuations are subject to change over time and are reviewed periodically. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Securities with remaining maturities of 60 days or less are generally valued at a readily available market price, or, if a market price is not readily available, fair valued at amortized cost.

Options, Futures and Swap Agreements
The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract's value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuations in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

By:  /s/ Randolph L. Kohn
---------------------------------

Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund
Date:  November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Randolph L. Kohn
-------------------------------

Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund
Date:  November 22, 2004


By:  /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund
Date:  November 22, 2004